Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Allowance for credit losses
Allowance for doubtful accounts	$ 71,499	$ (43,797)	$ 18,630
Currency translation difference		$ 1,531	$ (746)